Definition of Terms in Fund Name	Jun. 26, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Objectives. The Trust seeks to provide current monthly income, with capital appreciation as a secondary objective, by investing in a diversified portfolio consisting of ETFs.